Summary of Material Accounting Policies - Schedule of Depreciation Rates (Details)	12 Months Ended
Jun. 30, 2026
Buildings [member]
Warrants [Line Items]] [Line Items]
Depreciation rate	2.50%
Plant and Equipment [Member] | Bottom of range [member]
Warrants [Line Items]] [Line Items]
Depreciation rate	3.00%
Plant and Equipment [Member] | Top of range [member]
Warrants [Line Items]] [Line Items]
Depreciation rate	33.00%
Motor Vehicles [Member] | Bottom of range [member]
Warrants [Line Items]] [Line Items]
Depreciation rate	17.00%
Motor Vehicles [Member] | Top of range [member]
Warrants [Line Items]] [Line Items]
Depreciation rate	25.00%
Office Equipment [Member] | Bottom of range [member]
Warrants [Line Items]] [Line Items]
Depreciation rate	3.00%
Office Equipment [Member] | Top of range [member]
Warrants [Line Items]] [Line Items]
Depreciation rate	50.00%